Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Mortgage payable, unamortized Premium	$ 1,858	$ 314
Preferred Stock, units eligible towards redemption (in shares)	24,319,066	24,319,066
Noncontrolling interest, units eligible towards redemption (in shares)	531,000	531,000
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, shares authorized	200,000,000	200,000,000
Preferred Stock, shares outstanding		0
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, shares authorized	700,000,000	700,000,000
Common Stock, shares outstanding	129,763,016	49,893,502